Operating Segments (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Schedule of Group’s CODM

The Group’s CODM is the Chief Executive Officer of the Company.

	Six Months Ended June 30, 2026
	Drug Development	Online Sales	Quantum Simulation	Total
Revenues
External	$-	$284	$-	$284
Total	-	284	-	284

Cost of revenues	-	72	-	72
Research and development expenses	1,559	-	16	1,575
Sales, marketing and distribution	-	326	-	326
General and administrative expenses	3,154	22	22	3,198

Segments’ operating loss	4,713	136	38	4,887
Finance expense, net				1,164
Loss				$6,051

	Six months ended June 30, 2025
	Drug Development	Online Sales	Total
Revenues
External	$-	$461	$461
Total	-	$461	$461

Cost of revenues	-	101	101
Research and development expenses	938	-	938
Sales, marketing and distribution	-	491	491
General and administrative expenses	2,070	39	2,109
Other income, net	(465)	-	(465)

Segment loss	2,543	170	2,713
Company’s share of losses of company accounted for at equity, net			312
Loss on impairment of loans			5,973
Finance expense, net			414

Loss			9,412
	As of June 30, 2026
	Drug Development	Online Sales	Quantum Technology	Total
Segment assets	$6,736	$1,309	$10,446	$18,491

Segment liabilities	$4,732	$394	$2,094	$7,220

	As of December 31, 2025
	Drug Development	Online Sales	Total

Segment Assets	$6,224	$1,398	$7,622
Segment Liabilities	$2,213	$262	$2,475